AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 19, 2010
FILE NOS. 333-50529;
811-08759

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933 Pre-Effective
Amendment No.
Post-Effective Amendment No. 21 ☑
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 25 ☑

LAUDUS INSTITUTIONAL TRUST
(FORMERLY KNOWN AS LAUDUS VARIABLE INSURANCE TRUST)
(Exact Name of Registrant as Specified in Charter)
211 Main Street, San Francisco, California 94105
(Address of Principal Executive Offices) (Zip code)
(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

NAME AND ADDRESS OF AGENT FOR SERVICE:	COPIES TO:
KOJI E. FELTON	TIMOTHY W. LEVIN, ESQ.
Charles Schwab Investment Management, Inc.	Morgan, Lewis & Bockius LLP
211 Main Street	1701 Market Street
San Francisco, CA 94105	Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: Continuous.
It is proposed that this filing will become effective (check appropriate box):
☐     Immediately upon filing pursuant to paragraph (b)
☑     On July 29, 2010 pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)(1)
☐     On (date) pursuant to paragraph (a)(1)
☐     75 days after filing pursuant to paragraph (a)(2)
If appropriate, check the following box:
☑     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 21 to the Registration Statement of Laudus Institutional Trust (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on May 21, 2010 (Accession Number: 0000950123-10-051686) (referred to herein as “PEA No. 20”).
The Registrant’s Prospectus is hereby incorporated by reference to Part A of PEA No. 20.
The Registrant’s Statement of Additional Information is hereby incorporated by reference to Part B of PEA No. 20.

PART C: OTHER INFORMATION
ITEM 28. EXHIBITS.

(a)	Agreement and Declaration of Trust of the Registrant — incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 811-08759) electronically filed on February 5, 2008 (hereinafter referred to as “PEA No. 17”);

(b)	By-Laws of the Registrant — incorporated herein by reference to Exhibit (b) of PEA No. 17;

(c)	Reference is made to Article 3, Section 7 and Article 5 of the Agreement and Declaration of Trust of the Registrant;

(d)	(1) Form of Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian Institutional Emerging Markets Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(1) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 811-08759)electronically filed with the SEC on April 18, 2008 (hereinafter referred to as “PEA No. 18”;

(2) Form of Management Contract dated March 31, 2008 between the Registrant on behalf of its Laudus Mondrian Institutional International Equity Fund and Charles Schwab Investment Management, Inc. — incorporated herein by reference to Exhibit (d)(2) of PEA No. 18;

(3) Form of Subadvisory Agreement between Charles Schwab Investment Management, Inc. and Mondrian Investment Partners Limited — incorporated herein by reference to Exhibit (d)(3) of PEA No. 18;

(e)	(1) Distribution Agreement between the Registrant, Charles Schwab Investment Management, Inc. and ALPS Distributors, Inc. — incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A (File No. 811-08759) electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 13”);

(2) Amendment to the Distribution Agreement — incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A (File No. 811-08759) electronically filed with the SEC on May 21, 2010 (hereinafter referred to as “PEA No. 20”);

(f)	None;

(g)	(1) Custody Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g)(1) of PEA No. 18;

(2) Amendment to the Custody Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (g)(2) of PEA No. 18;

(h)	(1) Transfer Agency Agreement between the Registrant and Boston Financial Data Services, Inc. — incorporated herein by reference to Exhibit (h)(1) of PEA No. 13;

(2) Amendment to the Transfer Agency Agreement — incorporated herein by reference to Exhibit (h)(2) of PEA No. 18;

(3) Administration Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(3) of PEA No. 13;

(4) Form of Amendment to the Administration Agreement — incorporated herein by reference to Exhibit (h)(4) of PEA No. 18;

(5) Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company — incorporated herein by reference to Exhibit (h)(4) of PEA No. 13;

(6) Amendment to Fund Accounting Agreement — incorporated herein by reference to Exhibit (h)(6) of PEA No. 18;

(7) Expense Limitation Agreement between Charles Schwab Investment Management, Inc. and the Registrant — incorporated herein by reference to Exhibit (h)(7) of PEA No. 20;

(i)	Opinion and Consent of Counsel — to be filed by amendment;

(j)	(1) Consent of PricewaterhouseCoopers LLP— to be filed by amendment;

(2) Trustee Power of Attorney of Mariann Byerwalter — incorporated herein by reference to Exhibit (j)(2) of PEA No. 20;

(3) Trustee Power of Attorney of John F. Cogan — incorporated herein by reference to Exhibit (j)(3) of PEA No. 20;

(4) Trustee Power of Attorney of William A. Hasler — incorporated herein by reference to Exhibit (j)(4) of PEA No. 20;

(5) Trustee Power of Attorney of Charles R. Schwab — incorporated herein by reference to Exhibit (j)(5) of PEA No. 20;

(6) Trustee Power of Attorney of Gerald B. Smith — incorporated herein by reference to Exhibit (j)(6) of PEA No. 20;

(7) Trustee Power of Attorney of Donald R. Stephens — incorporated herein by reference to Exhibit (j)(7) of PEA No. 20;

(8) Trustee Power of Attorney of Joseph H. Wender — incorporated herein by reference to Exhibit (j)(8) of PEA No. 20;

(9) Trustee Power of Attorney of Michael W. Wilsey — incorporated herein by reference to Exhibit (j)(9) of PEA No. 20;

(10) Trustee Power of Attorney of Walter W. Bettinger, II — incorporated herein by reference to Exhibit (j)(10) PEA No. 20;

(11) Officer Power of Attorney of George Pereira — incorporated herein by reference to Exhibit (j)(12) PEA No. 20;

(12) Officer Power of Attorney of Randall W. Merk is filed herein as Exhibit (j)(12);

(k)	None;

(l)	None;

(m)	None;

(n)	None;

(o)	Not Applicable;

(p)	(1) Code of Ethics of the Registrant and Charles Schwab Investment Management, Inc., investment advisor to the Registrant — incorporated herein by reference to Exhibit (p)(1) of PEA No. 18;

(2) Code of Ethics of ALPS Distributions, Inc., principal underwriters to the Registrant — incorporated herein by reference to Exhibit (p)(2) of PEA No. 18;

(3) Code of Ethics of Mondrian Investment Partners LLP, investment subadviser to the Registrant — incorporated herein by reference to Exhibit (p)(3) of PEA No. 18.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.
     The Board of Trustees of the Registrant is identical to that of the Laudus Trust and to the Board of Trustees of other Funds advised by Charles Schwab Investment Management, Inc. However, the officers of these Funds are identical, except for the Chief Legal officer. That fact, together with the fact that the power residing in the respective boards and officers arises as the result of an official position with the respective Funds leads the Registrant to take the position that it is not under common control with these other Funds.
ITEM 30. INDEMNIFICATION.
(a) Indemnification
Article VII, Section 3-5 of the Registrant’s Agreement and Declaration of Trust reads as follows:
     Section 3. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any 3 neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust, any Person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws.
     All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.
     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees’ discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.
     Section 4. Trustee’s Reliance, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.
     Section 5. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.
Article 11 of the Registrant’s By-Laws reads as follows:
ARTICLE 11
Indemnification
     11.1 TRUSTEES, OFFICERS, ETC. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either 4 (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.
     11.2. COMPROMISE PAYMENT. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
     11.3. INDEMNIFICATION NOT EXCLUSIVE. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article 11, the term “Covered Person” shall include such person’s heirs, executors and administrators and a “disinterested Trustee” is a Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (or who has been exempted from being an “interested person” by any rule, regulation or order of the Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.
(b) Summary of Indemnification Provisions
     The Trust shall indemnify each of its Trustees and officers against all liabilities, expenses and counsel fees reasonably incurred in the defense or disposition of any action, suit or proceeding in which the Trustee or officer is involved because of his or her role as a Trustee or officer unless, in the final adjudication of that action, suit or proceeding, the Trustee or officer was found to have acted with willful malfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. This right of indemnification is not exclusive.
(c) Insurance
     The Trust maintains Professional Liability Insurance for each of its trustees and officers. The Trust’s policy is carried by CNA and insures each trustee and officer against professional liability for decisions made in connection with the Trust, to the extent permitted by the 1940 Act, up to a maximum of $10,000,000. In addition, the Independent Trustees have additional coverage through a policy with Chuff Group and AIG, up to a maximum of $5,000,000.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
          The Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989, also serves as the investment manager to the Laudus Trust, Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Strategic Trust, and Schwab Annuity Portfolios, each an open-end, management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to the Schwab Capital Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and any other investment companies that Schwab may sponsor in the future, investment adviser to the Registrant and the Laudus Trust and an investment adviser to certain non-investment company clients.
          The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Connection with
Name and Position with Adviser	Name of Company	Other Company

Charles R. Schwab, Chairman	Charles Schwab & Co., Inc.	Chairman
	The Charles Schwab Bank, N.A.	Chairman, Director
	The Charles Schwab Corporation	Chairman
	Schwab Holdings, Inc.	Chief Executive Officer
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc.	Chairman and Chief Executive Officer
	Charles Schwab Holdings (UK)	Chairman
	Schwab Funds	Trustee and Chairman
	U.S. Trust Corporation	Chairman, Director
	All Kinds of Minds	Director
	Charles and Helen Schwab Foundation	Director
	Stanford University	Trustee

Connection with
Name and Position with Adviser	Name of Company	Other Company

	President’s Advisory Council on Financial Literacy	Chairman
	San Francisco Museum of Modern Art	Chairman

Randall W. Merk	Charles Schwab & Co., Inc.	Executive Vice President and
President and Chief Executive Officer, Director		President, Investment Management Services

	Schwab Funds	President and Chief Executive Officer
	Laudus Funds	President and Chief Executive Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

Koji Felton Senior Vice President, Chief Counsel and Corporate Secretary	Schwab Funds	Secretary and Chief Legal Officer

	Laudus Funds	Vice President and Assistant Clerk
	Schwab ETFs	Secretary and Chief Legal Officer

	Charles Schwab & Co. Inc.	Senior Vice President, Deputy General Counsel

George Pereira	Schwab Funds	Treasurer and Principal Financial Officer
Senior Vice President and Chief Financial Officer

	Laudus Funds	Treasurer and Chief Financial Officer
	Schwab ETFs	Treasurer and Principal Financial Officer

	Charles Schwab Worldwide Funds, PLC	Director

	Charles Schwab Asset Management (Ireland) Limited	Director

          Mondrian Investment Partners Limited (“Mondrian”) was established as a limited company organized under the laws of England and Wales in 1990 under the name Delaware International Advisers Limited, an indirect, wholly owned subsidiary of Delaware Holdings, Inc. In 2004, a senior management team, together with private equity funds sponsored by Hellman & Friedman LLC, acquired Delaware International Advisers Limited and changed its name to Mondrian Investment Partners Limited. Mondrian is currently 61% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel, and 39% owned by private equity funds affiliated with Hellman & Friedman, LLC. Mondrian’s principal office is located at Fifth Floor 10 Gresham Street London EC2V 7JD. Hellman & Friedman’s principal office is located at One Maritime Plaza, 12th Floor, San Francisco, CA 94111. Mondrian is registered as an investment adviser under the Investment Advisers Act of 1940. Mondrian provides investment advisory services to a substantial number of institutional and high net worth investors, as well as to several funds in the Laudus Trust and this Trust. With respect to Mondrian, the response to this Item is incorporated by reference to the Subadviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC. Mondrian’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
ITEM 32. PRINCIPAL UNDERWRITER.
          (a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Caldwell & Orkin Funds, Inc., Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, CRM Mutual Fund Trust, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.
(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director-Investments	None
Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None
          The principal business address of all directors and officers of ALPS is 1625 Broadway, Suite 2200, Denver, Colorado, 80202.

(c) None
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.
     All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the Rules thereunder will be maintained at the offices of:

1)	Laudus Institutional Trust 211 Main Street, San Francisco, CA 94105

2)	Charles Schwab Investment Management, Inc. 211 Main Street, San Francisco, CA 94105

3)	Mondrian Investment Partners Limited 10 Gresham Street, London EC2V 7JD

4)	State Street Bank and Trust Company Boston, MA 02103, One Lincoln Street Boston, MA 02111

5)	Boston Financial Data Services P.O. Box 8032 Boston, MA 02266

6)	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203

ITEM 34. MANAGEMENT SERVICES.
None.
ITEM 35. UNDERTAKINGS.
     Not applicable.

SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 21 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 19th day of July, 2010.

LAUDUS INSTITUTIONAL TRUST
By:	Randall W. Merk*
Randall W. Merk
Chief Executive Officer and President

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 19th day of July, 2010.

Signature	Title

Randall W. Merk*	Chief Executive Officer and President

Randall W. Merk

George Pereira*	Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)

George Pereira

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee

Walter W. Bettinger, II

Mariann Byerwalter*	Trustee
Mariann Byerwalter

John F. Cogan*	Trustee

John F. Cogan

William A. Hasler*	Trustee

William A. Hasler

Gerald B. Smith*	Trustee

Gerald B. Smith

Donald R. Stephens*	Trustee

Donald R. Stephens

Joseph H. Wender*	Trustee

Joseph H. Wender

Michael W. Wilsey*	Trustee

Michael W. Wilsey

*By:	/s/ Timothy W. Levin
Timothy W. Levin, Attorney-in-Fact Pursuant to Power of Attorney

EXHIBIT INDEX
(j)
     (12) Power of Attorney of Randall W. Merk